Fair Value Measurements- Fair Value Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets accounted for at fair value on a recurring basis
Total fixed maturities	$ 15,106	$ 15,714
Equity securities	182	179
Investment funds	238	58
Other investments	35	95
Short-term investments	1,181	1,489
Reinsurance recoverables	(23)	874
Market risk benefits	578	325
Separate account assets	89,514	87,255
Total assets	108,076	106,389
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable	536	295
Market risk benefits	1,074	1,204
Funds withheld liability	(157)	(560)
Derivative liability, gross amounts offset	(306)	(139)
Total liabilities	1,510	1,044
Freestanding Derivatives
Assets accounted for at fair value on a recurring basis
Derivative asset, gross amount offset	(138)	(112)
Other investments	35	83
Liabilities Accounted for at Fair Value on a Recurring Basis
Other liabilities	57	105
Reinsurance Recoverables
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	1,242	1,286
Fixed indexed annuities hedge program
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	193	49
Reinsurance recoverable for FIA embedded derivative
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	406	243
Funds withheld embedded derivative
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables		129
Ceded other embedded derivative
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	(5)	(29)
Ceded market risk benefits
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	648	894
Fixed indexed annuities embedded derivatives
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable	541	324
Other embedded derivative
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable	(5)	(29)
Modified coinsurance embedded derivative
Liabilities Accounted for at Fair Value on a Recurring Basis
Funds withheld liability	(110)	(597)
Related party modified coinsurance embedded derivative
Liabilities Accounted for at Fair Value on a Recurring Basis
Funds withheld liability	(192)
Fixed indexed annuities hedge program retrocession
Liabilities Accounted for at Fair Value on a Recurring Basis
Funds withheld liability	145	37
Total fixed maturities, available-for-sale
Assets accounted for at fair value on a recurring basis
Total fixed maturities	14,854	15,383
Asset-backed securities
Assets accounted for at fair value on a recurring basis
Total fixed maturities	363	254
Collateralized loan obligations
Assets accounted for at fair value on a recurring basis
Total fixed maturities	966	676
Commercial mortgage-backed securities
Assets accounted for at fair value on a recurring basis
Total fixed maturities	1,446	1,514
Corporate bonds
Assets accounted for at fair value on a recurring basis
Total fixed maturities	9,545	10,241
Foreign governments
Assets accounted for at fair value on a recurring basis
Total fixed maturities	404	315
Municipal bonds
Assets accounted for at fair value on a recurring basis
Total fixed maturities	803	1,040
Residential mortgage-backed securities
Assets accounted for at fair value on a recurring basis
Total fixed maturities	445	417
U.S. Treasury bonds
Assets accounted for at fair value on a recurring basis
Total fixed maturities	882	926
Fixed maturities, at fair value using fair value option
Assets accounted for at fair value on a recurring basis
Total fixed maturities	252	331
Level 1
Assets accounted for at fair value on a recurring basis
Total fixed maturities	0	0
Equity securities	9	0
Investment funds	0	0
Short-term investments	661	742
Market risk benefits	0	0
Separate account assets	54,877	53,775
Total assets	55,558	54,517
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable	0	0
Market risk benefits	0	0
Funds withheld liability	0	0
Total liabilities	11	0
Level 1 | Freestanding Derivatives
Assets accounted for at fair value on a recurring basis
Other investments	11	0
Liabilities Accounted for at Fair Value on a Recurring Basis
Other liabilities	11	0
Level 1 | Reinsurance Recoverables
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	0	0
Level 1 | Fixed indexed annuities hedge program
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	0	0
Level 1 | Reinsurance recoverable for FIA embedded derivative
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	0	0
Level 1 | Funds withheld embedded derivative
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables		0
Level 1 | Ceded other embedded derivative
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	0	0
Level 1 | Ceded market risk benefits
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	0	0
Level 1 | Fixed indexed annuities embedded derivatives
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable	0	0
Level 1 | Other embedded derivative
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable	0	0
Level 1 | Modified coinsurance embedded derivative
Liabilities Accounted for at Fair Value on a Recurring Basis
Funds withheld liability	0	0
Level 1 | Related party modified coinsurance embedded derivative
Liabilities Accounted for at Fair Value on a Recurring Basis
Funds withheld liability	0
Level 1 | Fixed indexed annuities hedge program retrocession
Liabilities Accounted for at Fair Value on a Recurring Basis
Funds withheld liability	0	0
Level 1 | Total fixed maturities, available-for-sale
Assets accounted for at fair value on a recurring basis
Total fixed maturities	0	0
Level 1 | Asset-backed securities
Assets accounted for at fair value on a recurring basis
Total fixed maturities	0	0
Level 1 | Collateralized loan obligations
Assets accounted for at fair value on a recurring basis
Total fixed maturities	0	0
Level 1 | Commercial mortgage-backed securities
Assets accounted for at fair value on a recurring basis
Total fixed maturities	0	0
Level 1 | Corporate bonds
Assets accounted for at fair value on a recurring basis
Total fixed maturities	0	0
Level 1 | Foreign governments
Assets accounted for at fair value on a recurring basis
Total fixed maturities	0	0
Level 1 | Municipal bonds
Assets accounted for at fair value on a recurring basis
Total fixed maturities	0	0
Level 1 | Residential mortgage-backed securities
Assets accounted for at fair value on a recurring basis
Total fixed maturities	0	0
Level 1 | U.S. Treasury bonds
Assets accounted for at fair value on a recurring basis
Total fixed maturities	0	0
Level 1 | Fixed maturities, at fair value using fair value option
Assets accounted for at fair value on a recurring basis
Total fixed maturities	0	0
Level 2
Assets accounted for at fair value on a recurring basis
Total fixed maturities	13,182	14,340
Equity securities	150	155
Investment funds	0	0
Short-term investments	52	610
Market risk benefits	0	0
Separate account assets	34,389	33,139
Total assets	47,795	48,413
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable	0	0
Market risk benefits	0	0
Funds withheld liability	(302)	(597)
Total liabilities	(18)	638
Level 2 | Freestanding Derivatives
Assets accounted for at fair value on a recurring basis
Other investments	22	40
Liabilities Accounted for at Fair Value on a Recurring Basis
Other liabilities	284	(41)
Level 2 | Reinsurance Recoverables
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	0	129
Level 2 | Fixed indexed annuities hedge program
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	0	0
Level 2 | Reinsurance recoverable for FIA embedded derivative
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	0	0
Level 2 | Funds withheld embedded derivative
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables		129
Level 2 | Ceded other embedded derivative
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	0	0
Level 2 | Ceded market risk benefits
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	0	0
Level 2 | Fixed indexed annuities embedded derivatives
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable	0	0
Level 2 | Other embedded derivative
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable	0	0
Level 2 | Modified coinsurance embedded derivative
Liabilities Accounted for at Fair Value on a Recurring Basis
Funds withheld liability	(110)	(597)
Level 2 | Related party modified coinsurance embedded derivative
Liabilities Accounted for at Fair Value on a Recurring Basis
Funds withheld liability	(192)
Level 2 | Fixed indexed annuities hedge program retrocession
Liabilities Accounted for at Fair Value on a Recurring Basis
Funds withheld liability	0	0
Level 2 | Total fixed maturities, available-for-sale
Assets accounted for at fair value on a recurring basis
Total fixed maturities	13,155	14,315
Level 2 | Asset-backed securities
Assets accounted for at fair value on a recurring basis
Total fixed maturities	313	213
Level 2 | Collateralized loan obligations
Assets accounted for at fair value on a recurring basis
Total fixed maturities	847	567
Level 2 | Commercial mortgage-backed securities
Assets accounted for at fair value on a recurring basis
Total fixed maturities	1,440	1,237
Level 2 | Corporate bonds
Assets accounted for at fair value on a recurring basis
Total fixed maturities	8,054	9,622
Level 2 | Foreign governments
Assets accounted for at fair value on a recurring basis
Total fixed maturities	404	311
Level 2 | Municipal bonds
Assets accounted for at fair value on a recurring basis
Total fixed maturities	803	1,039
Level 2 | Residential mortgage-backed securities
Assets accounted for at fair value on a recurring basis
Total fixed maturities	412	400
Level 2 | U.S. Treasury bonds
Assets accounted for at fair value on a recurring basis
Total fixed maturities	882	926
Level 2 | Fixed maturities, at fair value using fair value option
Assets accounted for at fair value on a recurring basis
Total fixed maturities	27	25
Level 3
Assets accounted for at fair value on a recurring basis
Total fixed maturities	1,924	1,374
Equity securities	23	24
Investment funds	238	58
Short-term investments	468	137
Market risk benefits	578	325
Separate account assets	48	53
Total assets	4,661	3,283
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable	536	295
Market risk benefits	1,074	1,204
Funds withheld liability	145	37
Total liabilities	1,823	1,543
Level 3 | Freestanding Derivatives
Assets accounted for at fair value on a recurring basis
Other investments	140	155
Liabilities Accounted for at Fair Value on a Recurring Basis
Other liabilities	68	7
Level 3 | Reinsurance Recoverables
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	1,242	1,157
Level 3 | Fixed indexed annuities hedge program
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	193	49
Level 3 | Reinsurance recoverable for FIA embedded derivative
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	406
Level 3 | Funds withheld embedded derivative
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables		0
Level 3 | Ceded other embedded derivative
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	(5)	(29)
Level 3 | Ceded market risk benefits
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	648	894
Level 3 | Fixed indexed annuities embedded derivatives
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable	541	324
Level 3 | Other embedded derivative
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable	(5)	(29)
Level 3 | Modified coinsurance embedded derivative
Liabilities Accounted for at Fair Value on a Recurring Basis
Funds withheld liability	0	0
Level 3 | Related party modified coinsurance embedded derivative
Liabilities Accounted for at Fair Value on a Recurring Basis
Funds withheld liability	0
Level 3 | Fixed indexed annuities hedge program retrocession
Liabilities Accounted for at Fair Value on a Recurring Basis
Funds withheld liability	145	37
Level 3 | Total fixed maturities, available-for-sale
Assets accounted for at fair value on a recurring basis
Total fixed maturities	1,699	1,068
Level 3 | Asset-backed securities
Assets accounted for at fair value on a recurring basis
Total fixed maturities	50	41
Level 3 | Collateralized loan obligations
Assets accounted for at fair value on a recurring basis
Total fixed maturities	119	109
Level 3 | Commercial mortgage-backed securities
Assets accounted for at fair value on a recurring basis
Total fixed maturities	6	277
Level 3 | Corporate bonds
Assets accounted for at fair value on a recurring basis
Total fixed maturities	1,491	619
Level 3 | Foreign governments
Assets accounted for at fair value on a recurring basis
Total fixed maturities	0	4
Level 3 | Municipal bonds
Assets accounted for at fair value on a recurring basis
Total fixed maturities	0	1
Level 3 | Residential mortgage-backed securities
Assets accounted for at fair value on a recurring basis
Total fixed maturities	33	17
Level 3 | U.S. Treasury bonds
Assets accounted for at fair value on a recurring basis
Total fixed maturities	0	0
Level 3 | Fixed maturities, at fair value using fair value option
Assets accounted for at fair value on a recurring basis
Total fixed maturities	225	306
NAV
Assets accounted for at fair value on a recurring basis
Total assets	62	176
NAV | Separate account assets
Assets accounted for at fair value on a recurring basis
Separate account assets	$ 200	$ 288